UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                    -----------

                           The Gabelli Utilities Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS -- 88.4%
             CABLE AND SATELLITE -- 5.2%
    138,000  Cablevision Systems Corp., Cl. A+ ..$  4,232,460
     10,000  Cogeco Cable Inc. ..................     263,398
     40,000  Cogeco Inc. ........................     937,634
     15,000  Comcast Corp., Cl. A+ ..............     440,700
     55,000  DIRECTV Group Inc.+ ................     823,900
     80,000  EchoStar Communications Corp.,
              Cl. A .............................   2,365,600
     20,000  Insight Communications Co. Inc.,
              Cl. A+ ............................     232,600
     32,000  Liberty Global Inc., Cl. A+ ........     866,560
     32,000  Liberty Global Inc., Cl. C+ ........     824,000
      6,000  Mediacom Communications Corp.,
              Cl. A+ ............................      44,280
     50,500  PanAmSat Holding Corp. .............   1,222,100
     75,000  Rogers Communications Inc., Cl. B ..   2,958,750
      1,000  Shaw Communications Inc.,
              Cl. B, New York ...................      20,970
                                                 ------------
                                                   15,232,952
                                                 ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
      5,000  Walter Industries Inc. .............     244,600
                                                 ------------
             ENERGY AND UTILITIES: ELECTRIC -- 18.0%
     90,000  AES Corp.+ .........................   1,478,700
    206,000  Allegheny Energy Inc.+ .............   6,328,320
     26,000  ALLETE Inc. ........................   1,191,060
     68,000  American Electric Power Co. Inc. ...   2,699,600
     35,000  Cleco Corp. ........................     825,300
    260,000  DPL Inc. ...........................   7,228,000
      6,000  DTE Energy Co. .....................     275,160
     90,000  Duquesne Light Holdings Inc. .......   1,548,900
     52,000  Edison International ...............   2,458,560
     85,000  El Paso Electric Co.+ ..............   1,772,250
    160,000  Electric Power Development
              Co. Ltd. ..........................   5,341,790
    182,000  FPL Group Inc. .....................   8,663,200
    142,000  Great Plains Energy Inc. ...........   4,247,220
     30,000  Green Mountain Power Corp. .........     987,900
    100,000  Pepco Holdings Inc. ................   2,327,000
      1,000  Pike Electric Corp.+ ...............      18,730
     55,000  Pinnacle West Capital Corp. ........   2,424,400
      4,000  TXU Corp. ..........................     451,520
      7,000  UIL Holdings Corp. .................     366,170
     70,000  Unisource Energy Corp. .............   2,326,800
                                                 ------------
                                                   52,960,580
                                                 ------------
             ENERGY AND UTILITIES: INTEGRATED -- 43.0%
     25,000  Alliant Energy Corp. ...............     728,250
     50,000  Ameren Corp. .......................   2,674,500
    800,000  Aquila Inc.+ .......................   3,168,000
      4,000  Areva ..............................   2,091,701
     33,000  Black Hills Corp. ..................   1,431,210
     24,500  CH Energy Group Inc. ...............   1,163,260
     24,000  Chubu Electric Power Co. Inc. ......     585,624
     24,000  Chugoku Electric Power Co. Inc. ....     494,715
    120,000  Cinergy Corp. ......................   5,329,200
     95,000  CMS Energy Corp.+ ..................   1,562,750
     45,000  Consolidated Edison Inc. ...........   2,184,750
     23,000  Constellation Energy Group .........   1,416,800
     70,000  Duke Energy Corp. ..................   2,041,900
    300,000  El Paso Corp. ......................   4,170,000
     15,400  Electrabel SA ......................   7,718,046
     17,000  Empire District Electric Co. .......     388,790

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
    310,000  Endesa SA ..........................$  8,297,218
        100  Endesa SA, ADR .....................       2,677
    130,000  Enel SpA ...........................   1,120,245
      3,000  Energias de Portugal SA, ADR .......      83,700
    120,000  Energy East Corp. ..................   3,022,800
      4,000  Entergy Corp. ......................     297,280
     45,000  FirstEnergy Corp. ..................   2,345,400
     45,000  Florida Public Utilities Co. .......     714,600
     90,000  Hawaiian Electric Industries Inc. ..   2,509,200
    100,000  Hera SpA ...........................     281,233
     12,000  Hokkaido Electric Power Co. Inc. ...     255,285
     24,000  Hokuriku Electric Power Co. ........     495,772
      2,000  Iberdrola SA .......................      55,886
     96,000  Kansai Electric Power Co. Inc. .....   2,118,393
     65,000  Korea Electric Power Corp., ADR ....   1,151,150
     24,000  Kyushu Electric Power Co. Inc. .....     533,827
     34,000  Maine & Maritimes Corp. ............     669,800
     52,000  MGE Energy Inc. ....................   1,898,520
     40,000  Mirant Corp.+ ......................      57,000
      8,775  National Grid plc, ADR .............     411,986
     40,500  NiSource Inc. ......................     982,125
    180,000  Northeast Utilities ................   3,591,000
     30,000  NorthWestern Corp. .................     905,700
    150,000  NSTAR ..............................   4,338,000
    145,000  OGE Energy Corp. ...................   4,074,500
      1,000  Ormat Technologies Inc. ............      22,130
     45,000  Otter Tail Corp. ...................   1,392,300
     28,000  PG&E Corp. .........................   1,099,000
     35,000  PPL Corp. ..........................   1,131,550
    100,000  Progress Energy Inc. ...............   4,475,000
     60,000  Public Service Enterprise
              Group Inc. ........................   3,861,600
     75,000  SCANA Corp. ........................   3,168,000
     90,000  Scottish Power plc .................     907,206
     40,000  Scottish Power plc, ADR ............   1,609,600
     24,000  Shikoku Electric Power Co. Inc. ....     520,085
    100,000  Southern Co. .......................   3,576,000
    100,000  TECO Energy Inc. ...................   1,802,000
    140,000  Tohoku Electric Power Co. Inc. .....   3,113,989
     32,000  Tokyo Electric Power Co. Inc. ......     809,020
     95,000  Vectren Corp. ......................   2,693,250
    331,000  Westar Energy Inc. .................   7,987,030
     85,000  Wisconsin Energy Corp. .............   3,393,200
     60,000  WPS Resources Corp. ................   3,468,000
    210,000  Xcel Energy Inc. ...................   4,118,100
                                                 ------------
                                                  126,509,853
                                                 ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 9.3%
     95,000  Atmos Energy Corp. .................   2,683,750
     18,000  Cascade Natural Gas Corp. ..........     391,860
     40,000  Chesapeake Utilities Corp. .........   1,406,000
     20,000  Energen Corp. ......................     865,200
    100,000  KeySpan Corp. ......................   3,678,000
     45,000  Laclede Group Inc. .................   1,462,050
     90,000  National Fuel Gas Co. ..............   3,078,000
     15,000  Nicor Inc. .........................     630,450
     67,000  ONEOK Inc. .........................   2,279,340
     48,000  Peoples Energy Corp. ...............   1,890,240
     45,000  Piedmont Natural Gas Co. Inc. ......   1,132,650
     50,000  SEMCO Energy Inc.+ .................     329,500
      2,000  Snam Rete Gas SpA ..................      11,658
     27,900  South Jersey Industries Inc. .......     813,006

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: NATURAL GAS (CONTINUED)
     65,000  Southern Union Co.+ ................$  1,675,050
    180,000  Southwest Gas Corp. ................   4,930,200
                                                 ------------
                                                   27,256,954
                                                 ------------
             ENERGY AND UTILITIES: OIL -- 1.0%
      2,000  Cooper Cameron Corp.+ ..............     147,860
      6,000  Murphy Oil Corp. ...................     299,220
     25,000  Spinnaker Exploration Co.+ .........   1,617,250
     15,000  Transocean Inc.+ ...................     919,650
                                                 ------------
                                                    2,983,980
                                                 ------------
             ENERGY AND UTILITIES: WATER -- 0.5%
      3,000  American States Water Co. ..........     100,380
      3,000  Aqua America Inc. ..................     114,060
      1,000  California Water Service Group .....      41,200
      2,000  Consolidated Water Co. Ltd. ........      40,100
      5,333  Middlesex Water Co. ................     119,726
     20,000  Pennichuck Corp. ...................     426,800
      7,000  SJW Corp. ..........................     337,960
      2,000  Veolia Environnement ...............      84,394
      1,100  York Water Co. .....................      28,424
                                                 ------------
                                                    1,293,044
                                                 ------------
             ENTERTAINMENT -- 2.3%
     50,000  Time Warner Inc. ...................     905,500
    174,000  Vivendi Universal SA, ADR ..........   5,695,020
                                                 ------------
                                                    6,600,520
                                                 ------------
             EXCHANGE TRADED FUNDS -- 1.0%
     25,000  Utilities HOLDRs Trust .............   3,051,000
                                                 ------------
             METALS AND MINING -- 0.1%
     10,000  Compania de Minas Buenaventura
              SA, ADR ...........................     310,500
                                                 ------------
             TELECOMMUNICATIONS -- 6.3%
    170,000  AT&T Corp. .........................   3,366,000
     40,000  BellSouth Corp. ....................   1,052,000
        200  Hutchison Telecommunications
              International Ltd.+ ...............         290
    140,000  MCI Inc. ...........................   3,551,800
        200  Mobistar SA ........................      16,441
        200  PT Indosat Tbk .....................         103
     30,000  SBC Communications Inc. ............     719,100
    120,000  Sprint Nextel Corp. ................   2,853,600
     10,000  TDC A/S ............................     537,907
        600  Tele2 AB, Cl. B ....................       6,113
      9,000  Telecom Italia SpA, ADR ............     293,400
      3,000  Telephone & Data Systems Inc. ......     117,000
      4,500  Telephone & Data Systems Inc.,
              Special ...........................     168,975
     20,000  Verizon Communications Inc. ........     653,800
  2,000,000  Versatel Telecom International NV+ .   5,288,144
                                                 ------------
                                                   18,624,673
                                                 ------------
             WIRELESS COMMUNICATIONS -- 1.6%
     15,000  America Movil SA de CV, Cl. L, ADR .     394,800
     17,000  China Mobile (Hong Kong) Ltd., ADR .     418,880
     17,000  China Unicom Ltd., ADR .............     140,760
      2,000  Cosmote Mobile
              Telecommunications SA .............      39,757
      2,400  Mobile TeleSystems, ADR ............      97,632
        190  MobileOne Ltd. .....................         222
     10,000  SK Telecom Co. Ltd., ADR ...........     218,400
        200  SmarTone Telecommunications
              Holdings Ltd. .....................         208

                                                    MARKET
     SHARES                                         VALUE*
     ------                                         ------
      4,000  Telefonica Moviles SA, ADR .........$     44,280
        200  Tim Hellas Telecommunications
              SA, ADR ...........................       3,870
        200  Total Access Communication plc+ ....         644
     60,000  United States Cellular Corp.+ ......   3,205,200
      4,000  Vimpel-Communications, ADR+ ........     177,760
      1,000  Virgin Mobile Holdings plc .........       5,203
                                                 ------------
                                                    4,747,616
                                                 ------------
             TOTAL COMMON STOCKS ................ 259,816,272
                                                 ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.8%
             ENERGY AND UTILITIES: INTEGRATED -- 0.6%
        800  El Paso Corp.,
              4.990% Cv. Pfd. (b) ...............     983,170
     15,000  Mirant Trust I,
              6.250% Cv. Pfd., Ser. A+ (a) ......     735,000
                                                 ------------
                                                    1,718,170
                                                 ------------
             TELECOMMUNICATIONS -- 0.2%
     11,400  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B ...........     498,180
                                                 ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ..................   2,216,350
                                                 ------------
  PRINCIPAL
   AMOUNT
  --------
             CONVERTIBLE BONDS -- 0.3%
             TELECOMMUNICATIONS -- 0.3%
$ 1,000,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 ..................     946,250
                                                 ------------
             U.S. GOVERNMENT OBLIGATIONS -- 10.5%
 31,235,000  U.S. Treasury Bills,
              3.267% to 3.825%++,
              10/06/05 to 03/09/06 ..............  31,048,620
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $259,619,747) ...............$294,027,492
                                                 ============
------------------
              For Federal tax purposes:
              Aggregate cost ....................$259,619,747
                                                 ============
              Gross unrealized appreciation .....$ 36,033,230
              Gross unrealized depreciation .....  (1,625,485)
                                                 ------------
              Net unrealized appreciation
               (depreciation) ...................$ 34,407,745
                                                 ============
------------------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $983,170 or 0.33% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date    November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.